UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21778

Arden Sage Multi-Strategy Fund, L.L.C.

(Exact name of registrant as specified in charter)

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, NY 10152

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-751-5252

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1.	Schedule of Investments

Arden Sage Multi-Strategy Fund, L.L.C. (the “Fund”) invests substantially all of its assets in Arden Sage Multi-Strategy Master Fund, L.L.C. (the “Master Fund”). As of December 31, 2014, the Fund owned 44.4% of the Master Fund. The Master Fund’s consolidated schedule of investments in Portfolio Funds is listed below.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited)

December 31, 2014

Portfolio Fund	Cost	Value	% of Members’ Capital*	Liquidity**

Multi - Event Driven:
BG Fund	$3,206,626	$3,263,249	4.68%	Monthly
Elliott International Limited	2,218,807	3,152,621	4.52	Quarterly
Eton Park Fund, L.P.	169,113	183,203	0.26	Annually
Eton Park Overseas Fund, Ltd.	389,110	377,087	0.54	Annually
Fir Tree Value Fund, L.P.	4,391,189	6,365,080	9.13	Quarterly
York European Opportunities Fund, L.P.	2,894,066	3,285,497	4.71	Quarterly

Total Multi - Event Driven	13,268,911	16,626,737	23.84

Equity - Event:
BHR Master Fund, Ltd.	2,554,104	3,432,983	4.92	Quarterly
Corvex Partners LP	4,719,720	5,898,358	8.46	Quarterly
JANA Nirvana Fund LP	3,513,072	3,621,254	5.19	Quarterly
Third Point Ultra, Ltd.	3,082,394	3,304,997	4.74	Quarterly

Total Equity - Event	13,869,290	16,257,592	23.31

Equity (Market Neutral) - Fundamental/Trading:
Citadel Global Equities Fund Ltd.	1,984,762	3,234,447	4.64	Monthly
DSAM Long Short Equity Fund LP	3,800,000	4,090,464	5.86	Monthly
Visium Global Fund, LP	3,064,943	3,209,519	4.60	Monthly

Total Equity (Market Neutral) - Fundamental/Trading	8,849,705	10,534,430	15.10

Equity (Long/Short) - Sector/Region:
Chilton QP European Partners, L.P.	3,215,469	3,253,454	4.67	Monthly
Criterion Horizons Fund, L.P.	2,442,703	3,287,607	4.71	Monthly

Total Equity (Long/Short) - Sector/Region	5,658,172	6,541,061	9.38

Equity (Long/Short) - Variable Exposure:
Lakewood Capital Partners, LP	3,904,159	5,653,714	8.11	Quarterly

Credit - Event:
Anchorage Capital Partners, L.P.	35,591	1,226	0.00	‡
Dune Capital LP(1)	14,484	21,541	0.03	†
Dune Capital International Ltd.	4,765	12,062	0.02	‡
Redwood Offshore Fund, Ltd.	1,059,293	1,810,493	2.60	Biennially

Total Credit - Event	1,114,133	1,845,322	2.65

Total Portfolio Funds	46,664,370	57,458,856	82.39

Cash Equivalent:
SEI Daily Income Trust Treasury Fund, Cl A, 0.01%	657,925	657,925	0.94	Daily

Total Investments(2)	$47,322,295	$58,116,781	83.33%

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2014

*	Percentages are based on Members’ Capital at the end of the period of $69,743,750.
**	Liquidity terms shown apply after initial lock-up provisions.
†	Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be determined.
‡	The Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be determined.
(1)	Portfolio Fund is held by Arden Sage Multi-Strategy 1099 Blocker Fund, LLC, which is 100% owned by the Master Fund.
(2)

The Master Fund has established a line of credit agreement with Societe Generale that is collateralized by a security interest in the Master Fund’s custody account. For more information regarding the line of credit, please refer to the Master Fund’s most recent semi-annual financial statements.

All Portfolio Funds are non-income producing.

At December 31, 2014, the aggregate cost of investments for tax purposes was $46,664,370. Net unrealized appreciation on investments for tax purposes was $10,794,486 consisting of $10,840,874 of gross unrealized appreciation and ($46,388) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 82.39% of Members’ Capital have been fair valued.

The following table summarizes the valuation of the Master Fund’s investments fair value hierarchy levels as of December 31, 2014:

Investments by investment strategy:	Level 1	Level 2	Level 3	Total
Multi - Event Driven	$-	$9,701,367	$6,925,370	$16,626,737
Equity - Event	-	10,359,234	5,898,358	16,257,592
Equity (Market Neutral) - Fundamental/Trading	-	7,299,983	3,234,447	10,534,430
Equity (Long/Short) - Sector/Region	-	6,541,061	-	6,541,061
Equity (Long/Short) - Variable Exposure	-	5,653,714	-	5,653,714
Credit - Event	-	1,810,493	34,829	1,845,322

Total investments by investment strategy	$-	$41,365,852	$16,093,004	$57,458,856

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments by investment strategy:	Balance as of 3/31/14	Realized gain	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/14
Multi - Event Driven	$693,889	$7,198	$(38,306)	$-	$(102,491)	$6,365,080	$-	$6,925,370
Equity - Event	11,290,831	558,983	(118,473)	-	(2,400,000)	-	(3,432,983)	5,898,358
Equity (Market Neutral) - Fundamental/Trading	4,139,778	594,536	106,481	-	(1,606,348)	-	-	3,234,447
Credit - Event	6,640,403	2,045,703	(1,914,390)	-	(4,926,394)	-	(1,810,493)	34,829
Equity (Market Neutral) - Quantitative	3,873,355	262,216	290,876	-	(4,426,447)	-	-	-

Total	$26,638,256	$3,468,636	$ (1,673,812)	$-	$ (13,461,680)	$6,365,080	$ (5,243,476)	$16,093,004

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (concluded)

December 31, 2014

Investments by investment strategy:	The amount of gains/(losses) included in gain/(loss) attributable to the change in unrealized gains/(losses) relating to assets still held at 12/31/2014

Multi - Event Driven	$(128,695)
Equity - Event	286,098
Equity (Market Neutral) - Fundamental/Trading	106,481
Credit - Event	5,705

Total	$269,589

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. As included in the table above, there were transfers of $5,243,476 out of Level 3 and into Level 2 and a transfer of $6,365,080 into Level 3 from Level 2 during the period ended December 31, 2014. Transfers out of Level 3 represent Portfolio Funds for which the Master Fund now has the ability to redeem as of the measurement date, or within 90 days of the measurement date. Transfers into Level 3 represent Portfolio Funds which the Master Fund no longer has the ability to withdraw as of the measurement date, or within 90 days of the measurement date. The Master Fund did not have any transfers between Level 1 and Level 2 during the period ended December 31, 2014.

In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Portfolio Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.

For information regarding the Master Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund’s most recent semi-annual financial statements.

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Arden Sage Multi-Strategy Fund, L.L.C.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: February 27, 2015

By (Signature and Title)*	/s/ Andrew Katz
Andrew Katz
Chief Financial Officer

Date: February 27, 2015

*	Print the name and title of each signing officer under his or her signature.